Investment Objectives and Goals	Aug. 20, 2025
T-REX 2X LONG BITCOIN DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG BITCOIN DAILY TARGET ETF
T-REX 2X INVERSE BITCOIN DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X INVERSE BITCOIN DAILY TARGET ETF
T-Rex 2X Long Ether Daily Target ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG ETHER DAILY TARGET ETF
T-Rex 2X Inverse Ether Daily Target ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X INVERSE ETHER DAILY TARGET ETF